Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

Note 12 — TAXES

Cayman

Texxon is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Texxon HK is a company registered in Hong Kong and subject to the following corporate income tax rate: the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong. $ Nil pre-tax income was generated in Hong Kong for the fiscal years ended June 30, 2025, 2024 and 2023.

PRC

Under the PRC Enterprise Income Tax Law, the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. As small-scale taxpayers, enterprise income tax is calculated at the 20% rate on 25% of the annual taxable income, which is essentially resulting in a favorable income tax rate of 5%. Net Plastic AH, Net Plastic NB, Net Plastic SH, Net Plastic Supply Chain, Beijing Yongsu, WOFE, and Net Plastic Distribution are eligible for the preferential tax policies as small-scale taxpayers for the fiscal year ended June 30, 2025, 2024 and 2023. Net Plastic Technology, Qingdao Zhongguang, Net Plastic Henan, and Net Plastic New Material are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) were as follows:

	For the Fiscal Year Ended June 30,
	2025	2024	2023
Current income tax provision	$716,897	$716,782	$42,998
Deferred income tax provision	-	-	-
Total	$716,897	$716,782	$42,998

ii)	The following table summarizes net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of June 30,
	2025	2024
Deferred tax assets (liabilities):
Provision for credit losses	$377,663	$251,640
Net operating loss carried forward	230,456	248,120
Unrealized gains from fair value changes of equity securities	(164,157)	(161,816)
Total deferred tax assets	443,962	337,944
Less: valuation allowance	(443,962)	(337,944)
Deferred tax assets, net of valuation allowance	$-	$-

The change in valuation allowance for the fiscal year ended June 30, 2025, 2024 and 2023 amounted to $(106,018), $583,472 and $227,428, respectively.

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC mainland statutory rate is as follows:

	For the Fiscal Year Ended June 30,
	2025	2024	2023
Income before income tax expenses	$(737,235)	$3,226,425	$2,130,692
Computed income tax expenses with statutory tax rate	(151,301)	806,606	532,673
Tax effect of preferential tax treatments	81,193	8,582	(10,490)
Tax adjustments on government grant received (Taxable income)	713,406	-	-
Tax effect of non-deductible items	32,993	56,508	11,594
Tax effect of temporary differences	121,526	(346)	(55,085)
Effect of net operating loss carryforward	(19,229)	(154,568)	(435,694)
Others	(61,691)	-	-
Income tax expenses	$716,897	$716,782	$42,998

As of June 30,2025, the Company had net operating loss carryforwards of approximately $1,271,203 which mainly arose from the Company’s certain subsidiaries established in the PRC. These net operating losses can be carried forward to offset future taxable income and will expire during 2028 to 2030.

As of June 30, 2025, the tax years ended June 30, 2023 through June 30, 2025 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.